Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	Property and equipment, net consist of the following:
	June 30, 2024	June 30, 2023
Leasehold improvement	$623,804	$621,417
Office furniture, equipment and others	79,772	74,104
Motor vehicles	222,323	221,472
Total	925,899	916,993
Less: accumulated depreciation	(784,165)	(476,164)
Total	$141,734	$440,829